Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment
Schedule of property plant and equipment

			Assets in	Total property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2019	5,366	7,096	2,177	14,639
Capital expenditure	8	48	940	996
Transfer of assets into use	403	620	(1,023)	–
Disposals and other movements	(236)	(324)	(11)	(571)
Exchange adjustments	(9)	(57)	3	(63)
At 31 December 2019	5,532	7,383	2,086	15,001
Capital expenditure	10	42	874	926
Transfer of assets into use	137	462	(599)	–
Disposals and other movements	(48)	(615)	(18)	(681)
Exchange adjustments	220	466	135	821
At 31 December 2020	5,851	7,738	2,478	16,067
Additions through business combinations (Note 27)	542	339	254	1,135
Capital expenditure	9	31	1,112	1,152
Transfer of assets into use	236	611	(847)	–
Disposals and other movements	(92)	(469)	(200)	(761)
Exchange adjustments	(169)	(347)	(69)	(585)
At 31 December 2021	6,377	7,903	2,728	17,008
Depreciation and impairment
At 1 January 2019	2,504	4,714	–	7,218
Depreciation charge for the year	209	438	–	647
Impairment (reversal)/charge	(67)	14	–	(53)
Disposals and other movements	(120)	(313)	–	(433)
Exchange adjustments	(21)	(45)	–	(66)
At 31 December 2019	2,505	4,808	–	7,313
Depreciation charge for the year	227	462	–	689
Impairment (reversal)/charge	(1)	2	12	13
Disposals and other movements	(42)	(606)	(12)	(660)
Exchange adjustments	137	324	–	461
At 31 December 2020	2,826	4,990	–	7,816
Depreciation charge for the year	231	493	–	724
Impairment (reversal)/charge	(1)	121	223	343
Disposals and other movements	(74)	(428)	(223)	(725)
Exchange adjustments	(105)	(228)	–	(333)
At 31 December 2021	2,877	4,948	–	7,825
Net book value
At 31 December 2019	3,027	2,575	2,086	7,688
At 31 December 2020	3,025	2,748	2,478	8,251
At 31 December 2021	3,500	2,955	2,728	9,183

Schedule of net book value of land and buildings

	2021	2020	2019
	$m	$m	$m
The net book value of land and buildings comprised:
Freeholds	2,985	2,583	2,657
Leaseholds	515	442	370